Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013
Consolidated Statements of Operations
Net sales	$ 9,263,863	$ 9,316,256	$ 8,751,654
Cost of products sold	7,455,282	7,751,273	7,338,838
GROSS PROFIT	1,808,581	1,564,983	1,412,816
Selling, general and administrative	743,611	650,948	627,340
Goodwill impairment charge	21,537
Equity in earnings of affiliates	23,887	17,585	20,513
OPERATING INCOME	1,067,320	931,620	805,989
Other income and expense:
Interest and investment income (loss)	2,934	3,236	4,971
Interest expense	(13,111)	(12,704)	(12,453)
EARNINGS BEFORE INCOME TAXES	1,057,143	922,152	798,507
Provision for income taxes	369,879	316,126	268,431
NET EARNINGS	687,264	606,026	530,076
Less: Net earnings attributable to noncontrolling interest	1,176	3,349	3,865
NET EARNINGS ATTRIBUTABLE TO HORMEL FOODS CORPORATION	$ 686,088	$ 602,677	$ 526,211
NET EARNINGS PER SHARE:
BASIC (in dollars per share)	$ 2.60	$ 2.28	$ 1.99
DILUTED (in dollars per share)	$ 2.54	$ 2.23	$ 1.95
WEIGHTED-AVERAGE SHARES OUTSTANDING:
BASIC (in shares)	264,072	263,812	264,317
DILUTED (in shares)	270,501	270,216	270,224